35. FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2017
Financial Instruments
FINANCIAL INSTRUMENTS

Significant accounting policies are described in note 2.3 and 4.

35.1 CAPITAL RISK MANAGEMENT

Capital comprises equity attributable to the equity holders of the parent adjusted for effects from transactions with non-controlling interests.

The primary objective of Hudson’s capital management is to ensure that it maintains an adequate credit rating and sustainable capital ratios in order to support its business and maximize shareholder value.

Hudson manages its financing structure and makes adjustments to it in light of its strategy and the long-term opportunities and costs of each financing source. To maintain or adjust the financing structure, Hudson may adjust dividend payments to shareholders, return capital to shareholders, issue new shares or issue equity-linked instruments or equity-like instruments.

Furthermore, Hudson monitors the financing structure using a combination of ratios, including a gearing ratio, cash flow considerations and profitability ratios. As for the gearing ratio Hudson includes within net debt, interest bearing loans and borrowings, less cash and cash equivalents, excluding discontinued operations.

35.1.1 Gearing ratio

The following ratio compares owner’s equity to borrowed funds:

IN MILLIONS OF USD	DEC 31, 2017	DEC 31, 2016
Cash and cash equivalents	(137.4)	(187.6)
Financial debt, short-term	80.7	1.5
Financial debt, long-term	520.4	475.2
Net debt	463.7	289.1

Equity attributable to equity holders of the parent	493.7	658.2

ADJUSTED FOR
Effects from transactions with non-controlling interests 1	0.8	0.4
Total capital 2	494.5	658.6

Total net debt and capital	958.2	947.7
Gearing ratio	48.4%	30.5%
1	Represents the excess paid (received) above fair value of non-controlling interests on shares acquired (sold) as long as there is no change in control (IFRS 10.23)
2	Includes all capital and reserves that are managed as capital

Hudson did not hold collateral of any kind at the reporting dates.

35.2 CATEGORIES OF FINANCIAL INSTRUMENTS

AT DECEMBER 31, 2017	FINANCIAL ASSETS
IN MILLIONS OF USD	Loans and receivables	at FVTPL 1	SUBTOTAL	NON-FINANCIAL ASSETS 2	TOTAL
Cash and cash equivalents	137.4	–	137.4	–	137.4
Trade receivables	4.6	–	4.6	–	4.6
Other accounts receivable	43.3	–	43.3	16.1	59.4
Other non-current assets	24.9	–	24.9	–	24.9
Total	210.2	–	210.2

	FINANCIAL LIABILITIES
IN MILLIONS OF USD	at amortized cost	at FVTPL 1	SUBTOTAL	NON-FINANCIAL LIABILITIES 2	TOTAL
Trade payables	97.1	–	97.1	–	97.1
Financial debt short-term	80.7	–	80.7	–	80.7
Other liabilities	94.0	–	94.0	38.1	132.1
Financial debt long-term	520.4	–	520.4	–	520.4
Other non-current liabilities	–	–	–	–	–
Total	792.2	–	792.2

AT DECEMBER 31, 2016	FINANCIAL ASSETS
IN MILLIONS OF USD	Loans and receivables	at FVTPL 1	SUBTOTAL	NON-FINANCIAL ASSETS 2	TOTAL
Cash and cash equivalents	187.6	–	187.6	–	187.6
Trade receivables	8.2	–	8.2	–	8.2
Other accounts receivable	26.2	–	26.2	21.1	47.3
Other non-current assets	24.4	–	24.4	6.7	31.1
Total	246.4	–	246.4

	FINANCIAL LIABILITIES
IN MILLIONS OF USD	at amortized cost	at FVTPL 1	SUBTOTAL	NON-FINANCIAL LIABILITIES 2	TOTAL
Trade payables	91.3	–	91.3	–	91.3
Financial debt short-term	1.5	–	1.5	–	1.5
Other liabilities	143.7	–	143.7	24.2	167.9
Financial debt long-term	475.2	–	475.2	–	475.2
Other non-current liabilities	1.1	–	1.1	–	1.1
Total	712.8	–	712.8
1	Financial assets and financial liabilities at fair value through profit and loss
2	Non-financial assets or non-financial liabilities comprise prepaid expenses and deferred income, which will not generate a cash outflow or inflow as well as other tax positions

35.2.1 Net income by IAS 39 valuation category

Financial Assets at December 31, 2017

IN MILLIONS OF USD	LOANS AND RECEIVABLES	AT FVTPL	TOTAL
Interest income	1.8	–	1.8
Other finance income	0.1	–	0.1
From interest	1.9	–	1.9

Foreign exchange gain (loss) 1	1.1	–	1.1
Impairments / allowances 2	0.3	–	0.3
Total – from subsequent valuation	1.4	–	1.4

Net (expense) / income	3.3	–	3.3

Financial Liabilities at December 31, 2017

IN MILLIONS OF USD	AT AMORTIZED COST	AT FVTPL	TOTAL
Interest expenses	(29.4)	–	(29.4)
Other finance expenses	(0.5)	–	(0.5)
From interest	(29.9)	–	(29.9)

Foreign exchange gain (loss) 1	0.2	–	0.2
Total – from subsequent valuation	0.2	–	0.2

Net (expense) / income	(29.7)	–	(29.7)
1	This position includes the foreign exchange gain (loss) recognized on third party and intercompany financial assets and liabilities through combined statement of comprehensive income
2	This position includes the income from the released impairments and allowances and recoveries during the period less the increase of impairments and allowances

Financial Assets at December 31, 2016

IN MILLIONS OF USD	LOANS AND RECEIVABLES	AT FVTPL	TOTAL
Interest income	1.6	-	1.6
Other finance income	0.5	-	0.5
From interest	2.1	-	2.1

Foreign exchange gain (loss) 1	(0.3)	-	(0.3)
Impairments/allowances 2	(1.5)	-	(1.5)
Total – from subsequent valuation	(1.8)	-	(1.8)

Net (expense) / income	0.3	-	0.3

Financial Liabilities at December 31, 2016

IN MILLIONS OF USD	AT AMORTIZED COST	AT FVTPL	TOTAL
Interest expenses	(29.1)	-	(29.1)
Other finance expenses	(0.5)	-	(0.5)
From interest	(29.6)	-	(29.6)

Foreign exchange gain (loss) 1	(0.1)	-	(0.1)
Total – from subsequent valuation	(0.1)	-	(0.1)

Net expense	(29.7)	-	(29.7)
1	This position includes the foreign exchange gain (loss) recognized on third party and intercompany financial assets and liabilities through combined statement of comprehensive income
2	This position includes the income from the released impairments and allowances and recoveries during the period less the increase of impairments and allowances

35.3  FINANCIAL RISK MANAGEMENT OBJECTIVES

As a retailer, Hudson has activities which need to be financed in different currencies and are consequently affected by fluctuations of foreign exchange and interest rates. Hudson’s treasury manages the financing of the operations through centralized credit facilities to ensure an adequate allocation of these resources and simultaneously minimize the potential currency financial risk impacts.

Hudson continuously monitors the market risk, such as risks related to foreign currency, interest rate, credit, liquidity and capital. Hudson seeks to minimize the currency exposure and interest rates risk using appropriate transaction structures or alternatively, using derivative financial instruments to hedge the exposure to these risks. The treasury policy forbids entering or trading financial instruments for speculative purposes.

35.4   MARKET RISK

Hudson’s financial assets and liabilities are mainly exposed to market risk in foreign currency exchange and interest rates. Hudson’s objective is to minimize the statement of comprehensive income impact and to reduce fluctuations in cash flows through structuring the respective transactions to minimize market risks. In cases, where the associated risk cannot be hedged appropriately through a transaction structure, and the evaluation of market risks indicates a material exposure, Hudson may use financial instruments to hedge the respective exposure.

Hudson may enter into a variety of financial instruments to manage its exposure to foreign currency risk, including forward foreign exchange contracts, currency swaps and over the counter plain vanilla options.

During the current financial year Hudson has not utilized foreign currency forward contracts and options for hedging purposes.

35.5 FOREIGN CURRENCY RISK MANAGEMENT

Hudson manages the cash flow surplus or deficits in foreign currency of the operations through FX-transactions in the respective local currency. Major imbalances in foreign currencies at Group level may be hedged through foreign exchange forwards contracts.

35.5.1 Foreign currency sensitivity analysis

Among various methodologies to analyze and manage risk, Hudson utilizes a system based on sensitivity analysis. This tool enables Group treasury to identify the level of risk of each entity. Sensitivity analysis provides an approximate quantification of the exposure in the event that certain specified parameters were to be met under a specific set of assumptions.

Foreign Currency Exposure

IN MILLIONS OF USD	USD 1	EURO	CAD	CHF	TOTAL
DECEMBER 31, 2017
Monetary assets	0.6	–	3.7	–	4.3
Monetary liabilities	6.3	0.1	–	0.2	6.6
Net currency exposure	(5.7)	(0.1)	3.7	(0.2)	(2.3)

DECEMBER 31, 2016
Monetary assets	0.1	10.3	–	–	10.4
Monetary liabilities	18.6	0.2	–	0.9	19.7
Net currency exposure	(18.5)	10.1	–	(0.9)	(9.3)
1	USD held by Canadian subsidiaries

The sensitivity analysis includes all monetary assets and liabilities held by each Group company irrespective of whether the positions are third party or intercompany.

The foreign exchange rate sensitivity is calculated by aggregation of the net foreign exchange rate exposure of Hudson entities at December 31 of the respective year. The values and risk disclosed here are the hedged and not hedged positions assuming a 5 % appreciation of the USD against all other currencies.

A positive result indicates a profit, before tax in the statement of comprehensive income or in the hedging and revaluation reserves when the EUR strengthens against the relevant currency.

IN MILLIONS OF USD	DEC 31, 2017	DEC 31, 2016
Effect on the Statement of Comprehensive Income – profit (loss) of USD	(0.3)	(0.9)
Effect on the Statement of Comprehensive Income – profit (loss) of CAD	0.2	–
Effect on the Statement of Comprehensive Income – profit (loss) of EUR	–	0.5

35.6 INTEREST RATE RISK MANAGEMENT

35.6.1 Allocation of financial assets and liabilities to interest classes

	IN %		IN MILLIONS OF USD
AT DECEMBER 31, 2017	Average variable interest rate	Average fixed interest rate	Variable interest rate	Fixed interest rate	Total interest bearing	Non-interest bearing	TOTAL
Cash and cash equivalents	0.1%		6.6	–	6.6	130.8	137.4
Trade receivables			–	–	–	4.6	4.6
Other accounts receivable			–	–	–	43.3	43.3
Other non-current assets	7.3%		19.2	–	19.2	5.7	24.9
Financial assets			25.8	–	25.8	184.4	210.2

Trade payables			–	–	–	97.1	97.1
Financial debt, short-term			–	–	–	80.7	80.7
Other liabilities			–	–	–	94.0	94.0
Financial debt, long-term		5.7%	–	520.4	520.4	–	520.4
Other non-current liabilities			–	–	–	–	–
Financial liabilities			–	520.4	520.4	271.8	792.2

Net financial liabilities			(25.8)	520.4	494.6	87.4	582.0

	IN %		IN MILLIONS OF USD
AT DECEMBER 31, 2016	Average variable interest rate	Average fixed interest rate	Variable interest rate	Fixed interest rate	Total interest bearing	Non-interest bearing	TOTAL
Cash and cash equivalents	0.1%		184.8	–	184.8	2.8	187.6
Trade receivables			–	–	–	8.2	8.2
Other accounts receivable			–	–	–	26.2	26.2
Other non-current assets	7.0%		22.5	–	22.5	1.9	24.4
Financial assets			207.3	–	207.3	39.1	246.4

Trade payables			–	–	–	91.3	91.3
Financial debt, short-term			–	–	–	1.5	1.5
Other liabilities			–	–	–	143.7	143.7
Financial debt, long-term		5.9%	–	475.2	475.2	–	475.2
Other non-current liabilities			–	–	–	1.1	1.1
Financial liabilities			–	475.2	475.2	237.6	712.8

Net financial liabilities			(207.3)	475.2	267.9	198.5	466.4

35.7 CREDIT RISK MANAGEMENT

Credit risk refers to the risk that counterparty may default on its contractual obligations resulting in financial loss to Hudson.

Almost all Hudson sales are retail sales made against cash or internationally recognized credit / debit cards. The remaining credit risk is in relation to taxes, refunds from suppliers and guarantee deposits.

The credit risk on cash deposits or derivative financial instruments relates to banks or financial institutions. Hudson monitors the credit ranking of these institutions and does not expect defaults from non-performance of these counterparties.

The main banks where Hudson keeps net assets positions hold a credit rating of A – or higher.

35.7.1 Maximum credit risk

The carrying amount of financial assets recorded in the financial statements, after deduction of any allowances for losses, represents Hudson’s maximum exposure to credit risk.

35.8 LIQUIDITY RISK MANAGEMENT

Hudson evaluates this risk as the ability to settle its financial liabilities on time and at a reasonable price. Beside its capability to generate cash through its operations, Hudson, jointly with Dufry, mitigates liquidity risk by keeping unused credit facilities with financial institutions (see note 29).

35.8.1 Remaining maturities for non-derivative financial assets and liabilities

The following tables have been drawn up based on the undiscounted cash flows of financial assets and liabilities (based on the earliest date on which Hudson can receive or be required to pay).

The following tables include principal and interest cash flows.

AT DECEMBER 31, 2017 IN MILLIONS OF USD	1 – 6 MONTHS	6 – 12 MONTHS	1 – 2 YEARS	MORE THAN 2 YEARS	TOTAL
Cash and cash equivalents	137.5	–	–	–	137.5
Trade receivables	4.6	–	–	–	4.6
Other accounts receivable	43.3	–	–	–	43.3
Other non-current assets	0.8	0.8	3.0	24.9	29.5
Total cash inflows	186.2	0.8	3.0	24.9	214.9

Trade payables	97.1	–	–	–	97.1
Financial debt, short-term	13.1	67.6	–	–	80.7
Other liabilities	94.0	–	–	–	94.0
Financial debt, long-term	14.9	17.9	29.8	609.6	672.2
Other non-current liabilities	–	–	–	–	–
Total cash outflows	219.1	85.5	29.8	609.6	944.0

AT DECEMBER 31, 2016 IN MILLIONS OF USD	1 – 6 MONTHS	6 – 12 MONTHS	1 – 2 YEARS	MORE THAN 2 YEARS	TOTAL
Cash and cash equivalents	187.8	–	–	–	187.8
Trade receivables	8.2	–	–	–	8.2
Other accounts receivable	26.2	–	–	–	26.2
Other non-current assets	–	–	–	29.1	29.1
Total cash inflows	222.2	–	–	29.1	251.3

Trade payables	91.3	–	–	–	91.3
Financial debt, short-term	1.5	–	–	–	1.5
Other liabilities	143.7	–	–	–	143.7
Financial debt, long-term	14.1	14.1	28.2	582.2	638.6
Other non-current liabilities	–	–	–	1.1	1.1
Total cash outflows	250.6	14.1	28.2	583.3	876.2